High Income Opportunities Portfolio

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 1.2%

Security	Principal Amount (000’s omitted)	Value
Allegany Park CLO, Ltd., Series 2019-1A, Class ER, 6.659%, 1/20/35(1)(2)	$2,000	$2,001,000
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 6.591%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(3)	1,000	995,663
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 7.093%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(3)	2,000	1,984,288
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 6.845%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(3)	2,000	2,000,410
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 6.391%, (3 mo. USD LIBOR + 6.15%), 7/15/33(1)(3)	1,000	997,352
Palmer Square CLO, Ltd., Series 2021-3A, Class E, 6.382%, (3 mo. USD LIBOR + 6.15%), 1/15/35(1)(3)	2,000	1,993,188
Wellfleet CLO, Ltd.:
Series 2021-2A, Class E, 7.201%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(3)	2,000	1,953,420
Series 2021-3A, Class E, 7.21%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(3)	2,000	1,982,784

Total Asset-Backed Securities (identified cost $13,921,141)		$13,908,105

Commercial Mortgage-Backed Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	$3,190	$2,968,989

Total Commercial Mortgage-Backed Securities (identified cost $3,040,715)		$2,968,989

Common Stocks — 3.3%

Security	Shares	Value
Building Materials — 0.4%
AZEK Co., Inc. (The)(5)	62,458	$2,062,988
Builders FirstSource, Inc.(5)	38,770	2,635,972

		$4,698,960

Cable & Satellite TV — 0.2%
Liberty Global PLC, Class A(5)	84,000	$2,278,080

		$2,278,080

Chemicals — 0.2%
OCI NV(5)	92,870	$2,541,656

		$2,541,656

Security	Shares	Value
Consumer Products — 0.2%
HF Holdings, Inc.(5)(6)(7)	13,600	$2,210,544

		$2,210,544

Containers — 0.2%
Ardagh Metal Packaging S.A.(5)	250,701	$2,414,251

		$2,414,251

Energy — 0.4%
Ascent CNR Corp., Class A(5)(6)(7)	6,273,462	$815,550
Cheniere Energy, Inc.	27,181	3,041,554
Nine Point Energy Holdings, Inc.(5)(6)(7)	31,737	0

		$3,857,104

Environmental — 0.2%
GFL Environmental, Inc.	65,500	$2,152,985

		$2,152,985

Gaming — 0.2%
Caesars Entertainment, Inc.(5)	30,000	$2,284,200
New Cotai Participation Corp., Class B(5)(6)(7)	7	0

		$2,284,200

Homebuilders & Real Estate — 0.1%
VICI Properties, Inc.	37,000	$1,058,940

		$1,058,940

Services — 0.4%
Hertz Global Holdings, Inc. (non-registered)(5)(8)	230,524	$4,185,739

		$4,185,739

Technology — 0.0%(9)
Riverbed Technology, Inc.(5)(10)	35,977	$377,760

		$377,760

Utility — 0.8%
FirstEnergy Corp.	60,000	$2,517,600
NextEra Energy Partners, L.P.	45,000	3,384,900
NRG Energy, Inc.	60,000	2,395,800

		$8,298,300

Total Common Stocks (identified cost $31,647,296)		$36,358,519

Convertible Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 0.0%(9)
Air Transport Services Group, Inc., 1.125%, 10/15/24	$38	$40,867

		$40,867

Entertainment & Film — 0.3%
Peloton Interactive, Inc., 0.00%, 2/15/26(1)	$3,289	$2,831,395

		$2,831,395

Security	Principal Amount (000’s omitted)	Value
Leisure — 0.0%(9)
Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23	$277	$353,375

		$353,375

Technology — 0.2%
ams-OSRAM AG, 0.875%, 9/28/22(11)	$2,000	$1,963,855

		$1,963,855

Total Convertible Bonds (identified cost $5,095,101)		$5,189,492

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Energy — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)(5)(6)(7)	591	$0

		$0

Environmental — 0.1%
GFL Environmental, Inc., 6.00%	11,767	$889,821

		$889,821

Healthcare — 0.2%

Becton Dickinson and Co., Series B, 6.00%	36,441	$1,918,983

		$1,918,983

Technology — 0.0%(9)
Riverbed Technology, Inc., 6.50%, (1.50% cash, 5.00% PIK)(5)(10)	22,350	$458,166

		$458,166

Total Convertible Preferred Stocks (identified cost $3,740,399)		$3,266,970

Corporate Bonds — 82.8%

Security	Principal Amount* (000’s omitted)	Value
Aerospace — 2.5%
Bombardier, Inc.:
7.125%, 6/15/26(1)	1,033	$1,051,677
7.875%, 4/15/27(1)	2,238	2,271,268
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,501	1,482,658
4.125%, 4/15/29(1)	1,016	1,003,666
Moog, Inc., 4.25%, 12/15/27(1)	1,596	1,603,820
Rolls-Royce PLC, 5.75%, 10/15/27(1)	4,991	5,248,760
Science Applications International Corp., 4.875%, 4/1/28(1)	1,777	1,788,302
TransDigm UK Holdings PLC, 6.875%, 5/15/26	1,585	1,644,762

Security	Principal Amount* (000’s omitted)		Value
TransDigm, Inc.:
4.625%, 1/15/29		1,677	$1,595,565
5.50%, 11/15/27		3,914	3,939,930
6.25%, 3/15/26(1)		4,436	4,584,606
7.50%, 3/15/27		1,705	1,771,231

			$27,986,245

Air Transportation — 1.3%
Air Canada:
3.875%, 8/15/26(1)		1,891	$1,848,821
4.625%, 8/15/29(1)	CAD	1,045	816,952
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		2,780	2,850,654
5.75%, 4/20/29(1)		3,580	3,671,147
United Airlines, Inc.:
4.375%, 4/15/26(1)		1,156	1,149,492
4.625%, 4/15/29(1)		1,799	1,783,142
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)		2,269	2,258,358

			$14,378,566

Automotive & Auto Parts — 4.2%
Clarios Global, L.P., 6.75%, 5/15/25(1)		653	$678,248
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(11)	EUR	2,758	3,148,647
8.50%, 5/15/27(1)		3,256	3,408,853
Ford Motor Co.:
3.25%, 2/12/32		6,249	5,956,359
4.75%, 1/15/43		2,651	2,713,351
7.45%, 7/16/31		794	1,008,205
9.625%, 4/22/30		350	492,345
Ford Motor Credit Co., LLC:
1.391%, (3 mo. USD LIBOR + 1.24%), 2/15/23(3)		539	537,861
2.90%, 2/16/28		568	541,702
3.087%, 1/9/23		538	539,964
3.37%, 11/17/23		881	884,330
3.625%, 6/17/31		2,065	2,037,659
3.815%, 11/2/27		4,294	4,295,288
4.00%, 11/13/30		1,461	1,471,220
4.125%, 8/17/27		6,184	6,345,341
4.25%, 9/20/22		778	789,345
4.271%, 1/9/27		752	777,399
4.375%, 8/6/23		507	518,228
5.584%, 3/18/24		403	421,584
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29(1)		2,856	2,862,212
5.25%, 7/15/31(1)		2,301	2,320,800
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		1,572	1,541,315
Wheel Pros, Inc., 6.50%, 5/15/29(1)		3,302	3,074,987

			$46,365,243

Security	Principal Amount* (000’s omitted)	Value
Banking & Thrifts — 0.4%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(12)(13)	2,385	$2,379,037
SVB Financial Group, 4.10% to 2/15/31(12)(13)	2,366	2,245,855

		$4,624,892

Broadcasting — 2.6%
Audacy Capital Corp., 6.75%, 3/31/29(1)	2,316	$2,179,877
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,345	1,552,665
Netflix, Inc.:
4.875%, 4/15/28	640	705,344
4.875%, 6/15/30(1)	1,236	1,378,227
5.875%, 2/15/25	2,155	2,373,323
5.875%, 11/15/28	4,530	5,255,570
Playtika Holding Corp., 4.25%, 3/15/29(1)	1,961	1,878,079
Sirius XM Radio, Inc.:
3.125%, 9/1/26(1)	1,394	1,339,920
3.875%, 9/1/31(1)	1,401	1,298,370
4.125%, 7/1/30(1)	3,608	3,442,916
5.00%, 8/1/27(1)	2,980	3,046,826
Townsquare Media, Inc., 6.875%, 2/1/26(1)	2,038	2,119,459
Univision Communications, Inc., 4.50%, 5/1/29(1)	1,583	1,570,486

		$28,141,062

Building Materials — 1.8%
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)	3,014	$2,955,559
5.00%, 3/1/30(1)	2,685	2,760,328
Masonite International Corp., 5.375%, 2/1/28(1)	1,059	1,089,012
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	1,641	1,628,430
PGT Innovations, Inc., 4.375%, 10/1/29(1)	2,368	2,287,381
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)	5,450	5,606,742
Standard Industries, Inc.:
4.375%, 7/15/30(1)	2,932	2,805,294
5.00%, 2/15/27(1)	690	696,189

		$19,828,935

Cable & Satellite TV — 2.1%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/30(1)	5,982	$5,842,260
4.50%, 5/1/32	2,500	2,413,300
4.75%, 3/1/30(1)	4,255	4,228,023
4.75%, 2/1/32(1)	1,825	1,798,346
5.00%, 2/1/28(1)	1,895	1,920,507
5.375%, 6/1/29(1)	868	895,646
CSC Holdings, LLC:
3.375%, 2/15/31(1)	1,221	1,067,545
5.25%, 6/1/24	385	396,985
6.50%, 2/1/29(1)	201	209,653
7.50%, 4/1/28(1)	1,273	1,318,344
Radiate Holdco, LLC/Radiate Finance, Inc., 6.50%, 9/15/28(1)	1,104	1,067,160
Ziggo B.V., 4.875%, 1/15/30(1)	1,956	1,896,068

		$23,053,837

Security	Principal Amount* (000’s omitted)		Value
Capital Goods — 1.0%
Frigoglass Finance B.V., 6.875%, 2/12/25(11)	EUR	3,357	$3,249,948
Madison IAQ, LLC:
4.125%, 6/30/28(1)		1,351	1,288,847
5.875%, 6/30/29(1)		2,316	2,143,991
Patrick Industries, Inc., 4.75%, 5/1/29(1)		1,710	1,652,758
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		2,447	2,425,295

			$10,760,839

Chemicals — 2.0%
ASP Unifrax Holdings Inc, 5.25%, 9/30/28(1)		1,431	$1,408,662
Chemours Co. (The), 4.625%, 11/15/29(1)		772	736,604
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		2,935	3,078,008
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		2,171	2,077,766
Herens Midco S.a.r.l., 5.25%, 5/15/29(11)	EUR	2,000	2,040,489
NOVA Chemicals Corp., 4.25%, 5/15/29(1)		2,428	2,316,190
Nufarm Australia, Ltd./Nufarm Americas, Inc.:
5.00%, 1/27/30(1)		1,949	1,941,906
5.75%, 4/30/26(1)		3,811	3,927,616
Valvoline, Inc.:
3.625%, 6/15/31(1)		1,154	1,059,430
4.25%, 2/15/30(1)		1,326	1,282,912
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(1)		1,829	1,822,105
5.625%, 8/15/29(1)		850	822,375

			$22,514,063

Consumer Products — 0.3%
Central Garden & Pet Co., 5.125%, 2/1/28		1,851	1,915,452
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		1,700	1,588,488

			$3,503,940

Containers — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)		2,715	$2,699,647
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,415	1,461,122
LABL, Inc.:
5.875%, 11/1/28(1)		767	760,768
8.25%, 11/1/29(1)		1,537	1,466,874

			$6,388,411

Diversified Financial Services — 3.0%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(12)(13)		2,025	$2,008,344
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		2,100	2,116,601
Coinbase Global, Inc.:
3.375%, 10/1/28(1)		1,994	1,791,699
3.625%, 10/1/31(1)		1,662	1,451,084
Hertz Corp. (The), 4.625%, 12/1/26(1)		372	361,683
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/27		2,726	2,751,747
6.25%, 5/15/26		2,030	2,088,870
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		2,726	2,676,809
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		2,688	2,671,334

Security	Principal Amount* (000’s omitted)	Value
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	2,239	$2,096,365
MoneyGram International, Inc., 5.375%, 8/1/26(1)	1,843	1,900,511
MSCI, Inc.:
3.625%, 9/1/30(1)	867	851,767
3.875%, 2/15/31(1)	1,525	1,525,458
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)(14)	2,046	2,092,669
PRA Group, Inc.:
5.00%, 10/1/29(1)	2,015	1,992,361
7.375%, 9/1/25(1)	2,428	2,577,856
PROG Holdings, Inc., 6.00%, 11/15/29(1)	1,660	1,628,933

		$32,584,091

Diversified Media — 1.3%
Cars.com, Inc., 6.375%, 11/1/28(1)	3,183	$3,315,413
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/29(1)	1,630	1,691,826
7.75%, 4/15/28(1)	2,025	2,104,815
National CineMedia, LLC:
5.75%, 8/15/26	1,660	1,164,523
5.875%, 4/15/28(1)	2,260	1,923,136
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)	2,509	2,653,205
Urban One, Inc., 7.375%, 2/1/28(1)	1,961	1,996,523

		$14,849,441

Energy — 12.7%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(3)	3,437	$3,471,642
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	3,039	3,205,021
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)	3,242	3,294,407
7.875%, 5/15/26(1)	1,283	1,380,771
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,272	1,279,289
Callon Petroleum Co., 8.00%, 8/1/28(1)	3,002	3,063,211
Centennial Resource Production, LLC:
5.375%, 1/15/26(1)	328	321,033
6.875%, 4/1/27(1)	2,731	2,765,370
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31	2,552	2,542,864
4.50%, 10/1/29	1,896	1,941,333
Cheniere Energy, Inc., 4.625%, 10/15/28	1,741	1,770,014
CNX Resources Corp., 6.00%, 1/15/29(1)	1,896	1,955,970
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(1)	5,127	5,218,619
7.75%, 2/15/26(1)	1,675	1,803,916
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)	3,293	3,329,091
CVR Energy, Inc., 5.75%, 2/15/28(1)	4,038	3,885,041
DT Midstream, Inc., 4.125%, 6/15/29(1)	2,690	2,658,379
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	1,055	1,093,017
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)	1,234	1,180,549
4.75%, 1/15/31(1)	1,984	1,902,348
6.00%, 7/1/25(1)	1,116	1,153,883
6.50%, 7/1/27(1)	1,121	1,174,365

Security	Principal Amount* (000’s omitted)	Value
EQT Corp.:
5.00%, 1/15/29	489	$515,455
6.625%, 2/1/25	614	662,543
7.50%, 2/1/30	900	1,073,686
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)	3,313	3,475,138
Hilcorp Energy I, L.P./Hilcorp Finance Co.:
5.75%, 2/1/29(1)	994	1,015,520
6.00%, 2/1/31(1)	794	808,888
Laredo Petroleum, Inc.:
9.50%, 1/15/25	694	708,668
10.125%, 1/15/28	1,045	1,101,399
Nabors Industries, Ltd.:
7.25%, 1/15/26(1)	1,037	994,405
7.50%, 1/15/28(1)	1,118	1,050,590
9.00%, 2/1/25(1)	932	967,891
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,311	5,384,717
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	3,289	3,081,053
Oasis Petroleum, Inc., 6.375%, 6/1/26(1)	1,560	1,604,600
Occidental Petroleum Corp.:
3.40%, 4/15/26	718	710,174
3.50%, 8/15/29	897	885,541
4.20%, 3/15/48	1,470	1,369,577
4.40%, 8/15/49	1,192	1,134,188
4.625%, 6/15/45	792	768,482
6.125%, 1/1/31	1,739	2,010,067
6.20%, 3/15/40	736	852,965
6.625%, 9/1/30	2,386	2,804,409
8.50%, 7/15/27	3,859	4,641,335
8.875%, 7/15/30	3,417	4,435,556
Parkland Corp., 4.625%, 5/1/30(1)	2,232	2,146,503
PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(1)	4,309	4,216,777
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(12)(13)	2,343	1,979,835
Precision Drilling Corp.:
6.875%, 1/15/29(1)	1,307	1,310,784
7.125%, 1/15/26(1)	1,095	1,101,877
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(1)	2,176	1,695,235
8.875%, 11/15/24(1)	630	644,877
Southwestern Energy Co., 4.75%, 2/1/32	2,583	2,583,000
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,145	1,129,348
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29	1,297	1,272,013
4.50%, 4/30/30(1)	3,300	3,246,540
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)	1,783	1,788,438
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	3,163	3,246,266
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32(1)	2,441	2,434,287
4.875%, 2/1/31	325	340,158
5.50%, 3/1/30	309	327,715
5.875%, 4/15/26	2,105	2,171,781
6.50%, 7/15/27	1,087	1,155,149

Security	Principal Amount* (000’s omitted)	Value
Tervita Corp., 11.00%, 12/1/25(1)	3,338	$3,872,180
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	1,549	1,505,016
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(1)	2,380	2,380,000
3.875%, 11/1/33(1)	1,117	1,107,243
4.125%, 8/15/31(1)	1,449	1,460,962
Weatherford International, Ltd., 8.625%, 4/30/30(1)	2,338	2,382,831
Western Midstream Operating, L.P.:
4.50%, 3/1/28	224	236,047
4.55%, 2/1/30	1,803	1,881,899
4.75%, 8/15/28	224	238,309

		$140,302,050

Entertainment & Film — 0.3%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(1)	805	$851,288
Cinemark USA, Inc.:
5.25%, 7/15/28(1)	1,766	1,675,545
5.875%, 3/15/26(1)	588	578,495
8.75%, 5/1/25(1)	411	432,053

		$3,537,381

Environmental — 1.1%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	1,029	$1,055,754
5.125%, 7/15/29(1)	1,117	1,166,327
Covanta Holding Corp., 4.875%, 12/1/29(1)	2,598	2,584,555
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	2,160	2,036,545
3.75%, 8/1/25(1)	669	670,007
4.75%, 6/15/29(1)	5,193	5,045,259

		$12,558,447

Food & Drug Retail — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)	2,492	$2,542,276
5.875%, 2/15/28(1)	1,807	1,886,138
Arko Corp., 5.125%, 11/15/29(1)	2,585	2,462,510
Ingles Markets, Inc., 4.00%, 6/15/31(1)	1,210	1,195,238
Murphy Oil USA, Inc.:
4.75%, 9/15/29	210	213,448
5.625%, 5/1/27	1,190	1,231,132

		$9,530,742

Food, Beverage & Tobacco — 3.4%
Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(1)	644	$644,895
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	1,760	1,850,262
HLF Financing S.a.r.l., LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)	1,702	1,615,062
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	2,970	3,154,660
Kraft Heinz Foods Co.:
3.875%, 5/15/27	1,198	1,244,677
4.25%, 3/1/31	4,733	5,067,390
4.375%, 6/1/46	2,913	3,084,600

Security	Principal Amount* (000’s omitted)	Value
4.625%, 10/1/39	1,361	$1,490,583
4.875%, 10/1/49	800	910,766
5.50%, 6/1/50	1,801	2,231,705
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	4,485	4,215,945
5.50%, 10/15/27(1)	1,504	1,541,081
6.875%, 5/1/25(1)	890	926,886
Pilgrim’s Pride Corp., 3.50%, 3/1/32(1)	3,974	3,790,799
Post Holdings, Inc.:
4.50%, 9/15/31(1)	984	938,126
4.625%, 4/15/30(1)	3,164	3,053,798
US Foods, Inc., 4.75%, 2/15/29(1)	1,930	1,897,624

		$37,658,859

Gaming — 2.3%
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)	784	$752,026
6.25%, 7/1/25(1)	3,256	3,373,656
8.125%, 7/1/27(1)	2,617	2,820,459
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co, Inc.:
4.625%, 1/15/29(1)	1,303	1,271,962
6.75%, 1/15/30(1)	3,482	3,389,013
International Game Technology PLC, 4.125%, 4/15/26(1)	1,237	1,241,973
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)(14)	1,140	1,152,888
MGM Resorts International:
4.75%, 10/15/28	3,172	3,151,128
5.50%, 4/15/27	779	805,860
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)	3,797	4,078,263
Scientific Games International, Inc., 7.00%, 5/15/28(1)	2,834	2,980,603

		$25,017,831

Healthcare — 8.9%
180 Medical, Inc., 3.875%, 10/15/29(1)	1,010	$983,876
AdaptHealth, LLC:
4.625%, 8/1/29(1)	2,182	2,076,358
5.125%, 3/1/30(1)	1,609	1,577,480
6.125%, 8/1/28(1)	1,065	1,114,570
Bausch Health Americas, Inc.:
8.50%, 1/31/27(1)	1,514	1,533,114
9.25%, 4/1/26(1)	1,420	1,464,347
Bausch Health Cos., Inc.:
5.25%, 1/30/30(1)	604	486,380
5.25%, 2/15/31(1)	604	481,690
6.25%, 2/15/29(1)	655	555,243
7.25%, 5/30/29(1)	531	478,643
9.00%, 12/15/25(1)	1,367	1,429,937
Centene Corp.:
2.50%, 3/1/31	3,104	2,885,571
3.00%, 10/15/30	3,896	3,786,503
3.375%, 2/15/30	4,823	4,740,358

Security	Principal Amount* (000’s omitted)	Value
4.25%, 12/15/27	1,716	$1,760,565
4.625%, 12/15/29	3,802	3,959,555
CHS/Community Health Systems, Inc.:
5.25%, 5/15/30(1)(14)	1,522	1,518,157
6.125%, 4/1/30(1)	626	596,954
6.875%, 4/15/29(1)	1,133	1,122,044
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	2,336	2,152,729
Encompass Health Corp.:
4.625%, 4/1/31	1,043	1,024,665
4.75%, 2/1/30	1,044	1,032,605
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)	1,153	1,128,038
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)	2,774	2,640,085
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(1)	2,962	2,948,434
HCA, Inc.:
5.375%, 9/1/26	3,410	3,703,993
5.875%, 2/15/26	2,349	2,560,069
5.875%, 2/1/29	2,038	2,305,997
HealthEquity, Inc., 4.50%, 10/1/29(1)	2,876	2,814,885
Jazz Securities DAC, 4.375%, 1/15/29(1)	1,910	1,889,219
LifePoint Health, Inc., 5.375%, 1/15/29(1)	2,894	2,756,434
Minerva Merger Sub, Inc., 6.50%, 2/15/30(1)(14)	4,428	4,424,125
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,123	1,089,630
ModivCare, Inc., 5.875%, 11/15/25(1)	1,659	1,723,668
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)	3,229	3,189,848
3.875%, 5/15/32(1)	2,207	2,132,900
4.375%, 6/15/28(1)	903	907,023
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)	6,567	6,398,327
Option Care Health, Inc., 4.375%, 10/31/29(1)	3,184	3,107,297
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.125%, 4/30/31(1)	1,665	1,667,889
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	2,682	2,417,957
Tenet Healthcare Corp.:
4.375%, 1/15/30(1)	1,379	1,331,237
4.625%, 9/1/24(1)	476	481,776
5.125%, 11/1/27(1)	2,855	2,865,749
US Acute Care Solutions, LLC:
6.375%, 3/1/26(1)(14)	912	917,828
6.375%, 3/1/26(1)	4,287	4,314,394
Varex Imaging Corp., 7.875%, 10/15/27(1)	1,738	1,904,996

		$98,383,142

Homebuilders & Real Estate — 3.4%
APi Escrow Corp., 4.75%, 10/15/29(1)	1,699	$1,671,799
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)	3,613	3,422,523
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)	1,227	1,243,669
Dycom Industries, Inc., 4.50%, 4/15/29(1)	1,923	1,886,299
Empire Communities Corp., 7.00%, 12/15/25(1)	2,304	2,347,338
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(1)	1,425	1,347,865
6.00%, 4/15/25(1)	1,287	1,333,918

Security	Principal Amount* (000’s omitted)		Value
M/I Homes, Inc., 4.95%, 2/1/28		1,537	$1,554,645
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		3,090	3,271,074
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)		184	176,675
6.25%, 6/15/25(1)		1,219	1,265,974
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(1)		1,071	1,142,655
5.875%, 6/15/27(1)		1,493	1,604,116
TopBuild Corp., 4.125%, 2/15/32(1)		2,753	2,671,594
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		543	538,819
4.125%, 8/15/30(1)		1,859	1,868,016
4.25%, 12/1/26(1)		778	787,830
4.625%, 12/1/29(1)		4,004	4,127,663
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(11)	EUR	5,000	5,378,238
3.50%, 11/1/25(11)	EUR	100	107,664

			$37,748,374

Insurance — 0.5%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		2,672	$2,647,752
AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,466	1,436,995
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		1,566	1,495,021

			$5,579,768

Leisure — 2.6%
Carnival Corp.:
5.75%, 3/1/27(1)		1,786	$1,717,275
6.00%, 5/1/29(1)		2,174	2,094,334
7.625%, 3/1/26(1)		785	802,121
Life Time, Inc.:
5.75%, 1/15/26(1)		1,452	1,460,349
8.00%, 4/15/26(1)		3,405	3,486,601
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)(14)		2,037	2,057,075
NCL Corp., Ltd.:
5.875%, 3/15/26(1)		792	755,734
10.25%, 2/1/26(1)		694	786,802
NCL Finance, Ltd., 6.125%, 3/15/28(1)		485	459,685
Powdr Corp., 6.00%, 8/1/25(1)		1,943	2,019,428
Royal Caribbean Cruises, Ltd., 3.70%, 3/15/28		883	798,938
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)		1,691	1,650,255
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		2,674	2,690,632
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		5,559	5,086,902
6.25%, 5/15/25(1)		1,820	1,802,874
7.00%, 2/15/29(1)		753	721,950
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		521	510,069

			$28,901,024

Security	Principal Amount* (000’s omitted)	Value
Metals & Mining — 2.2%
Arconic Corp., 6.125%, 2/15/28(1)	787	$817,677
Constellium SE, 5.875%, 2/15/26(1)	815	822,971
Coronado Finance Pty, Ltd., 10.75%, 5/15/26(1)	3,250	3,509,675
Eldorado Gold Corp., 6.25%, 9/1/29(1)	1,913	1,915,391
First Quantum Minerals, Ltd.:
6.875%, 3/1/26(1)	448	463,198
7.50%, 4/1/25(1)	2,736	2,797,191
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,400	2,826,264
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)	1,499	1,477,782
6.125%, 4/1/29(1)	2,703	2,815,431
New Gold, Inc.:
6.375%, 5/15/25(1)	863	884,342
7.50%, 7/15/27(1)	2,994	3,148,176
Novelis Corp.:
3.25%, 11/15/26(1)	1,755	1,703,780
4.75%, 1/30/30(1)	1,281	1,276,459

		$24,458,337

Paper — 0.3%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	3,340	$3,454,028

		$3,454,028

Restaurant — 1.1%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,761	$1,720,277
4.00%, 10/15/30(1)	4,616	4,280,001
5.75%, 4/15/25(1)	581	601,228
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)	1,027	884,478
Dave & Buster’s, Inc., 7.625%, 11/1/25(1)	3,999	4,233,681
IRB Holding Corp., 7.00%, 6/15/25(1)	679	708,703

		$12,428,368

Services — 5.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	2,598	$2,560,290
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)	1,464	1,389,892
6.625%, 7/15/26(1)	2,882	2,963,071
9.75%, 7/15/27(1)	2,000	2,113,050
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)	2,614	2,516,223
4.625%, 6/1/28(1)	1,076	1,019,634
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:
5.375%, 3/1/29(1)	1,088	1,091,851
5.75%, 7/15/27(1)	838	861,883
5.75%, 7/15/27(1)	1,050	1,081,752
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	5,415	5,425,992
Gartner, Inc.:
3.625%, 6/15/29(1)	605	587,800
3.75%, 10/1/30(1)	1,023	993,988
4.50%, 7/1/28(1)	1,449	1,479,683

Security	Principal Amount* (000’s omitted)	Value
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	3,641	$3,746,298
Hertz Corp. (The), 5.00%, 12/1/29(1)	2,980	2,874,433
Korn Ferry, 4.625%, 12/15/27(1)	2,099	2,141,095
McGraw-Hill Education, Inc., 5.75%, 8/1/28(1)	1,092	1,038,863
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,776	1,761,437
Ritchie Bros. Holdings, Inc., 4.75%, 12/15/31(1)	1,464	1,476,459
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)	1,500	1,539,870
9.25%, 4/15/25(1)	1,623	1,825,437
SRS Distribution, Inc.:
6.00%, 12/1/29(1)	1,692	1,645,986
6.125%, 7/1/29(1)	1,668	1,636,717
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)	2,600	2,550,613
Terminix Co., LLC (The), 7.45%, 8/15/27	5,040	6,216,563
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	3,901	3,956,453
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	743	797,967
White Cap Buyer, LLC, 6.875%, 10/15/28(1)	755	775,604
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(15)	1,481	1,504,866

		$59,573,770

Steel — 1.3%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	2,155	$2,332,464
Allegheny Technologies, Inc., 5.875%, 12/1/27	86	87,752
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,292	1,373,493
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	3,792	3,979,780
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	5,740	5,917,682
TMS International Corp., 6.25%, 4/15/29(1)	857	827,990

		$14,519,161

Super Retail — 3.2%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	468	$461,336
5.00%, 2/15/32(1)	2,334	2,319,027
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	201	216,144
6.75%, 7/1/36	694	789,793
6.875%, 11/1/35	2,679	3,085,913
6.95%, 3/1/33	1,384	1,509,439
7.60%, 7/15/37	426	491,240
9.375%, 7/1/25(1)	289	346,078
Gap, Inc. (The):
3.625%, 10/1/29(1)	1,962	1,828,221
3.875%, 10/1/31(1)	713	662,830
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	1,497	1,435,024
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)	2,048	1,983,252
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)	2,840	2,740,501
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	905	890,515
4.375%, 1/15/31(1)	3,144	3,166,873
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)	3,052	3,049,253
7.75%, 2/15/29(1)	1,765	1,896,678

Security	Principal Amount* (000’s omitted)	Value
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)	1,961	$1,917,534
4.875%, 11/15/31(1)	1,634	1,582,063
Victoria’s Secret & Co., 4.625%, 7/15/29(1)	3,559	3,435,076
William Carter Co. (The):
5.50%, 5/15/25(1)	499	515,766
5.625%, 3/15/27(1)	1,510	1,547,373

		$35,869,929

Technology — 2.8%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)	1,901	$1,826,842
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)	2,659	2,613,784
4.00%, 7/1/29(1)	1,006	994,994
CDK Global, Inc., 5.25%, 5/15/29(1)	927	965,874
Ciena Corp., 4.00%, 1/31/30(1)	1,543	1,530,008
Fair Isaac Corp., 4.00%, 6/15/28(1)	2,227	2,209,652
II-VI, Inc., 5.00%, 12/15/29(1)	1,836	1,835,477
Imola Merger Corp., 4.75%, 5/15/29(1)	4,502	4,387,694
LogMeIn, Inc., 5.50%, 9/1/27(1)	193	187,947
ON Semiconductor Corp., 3.875%, 9/1/28(1)	3,132	3,117,192
Open Text Corp., 3.875%, 2/15/28(1)	1,596	1,567,655
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,481	1,449,314
Presidio Holdings, Inc.:
4.875%, 2/1/27(1)	412	419,741
8.25%, 2/1/28(1)	3,074	3,249,233
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	961	993,789
Viavi Solutions, Inc., 3.75%, 10/1/29(1)	1,295	1,258,287
VM Consolidated, Inc., 5.50%, 4/15/29(1)	2,057	2,051,210

		$30,658,693

Telecommunications — 4.6%
Altice France Holding S.A.:
6.00%, 2/15/28(1)	884	$808,979
10.50%, 5/15/27(1)	1,614	1,715,044
Altice France S.A.:
5.125%, 7/15/29(1)	1,060	985,689
5.50%, 1/15/28(1)	1,052	1,006,049
5.50%, 10/15/29(1)	1,158	1,099,127
8.125%, 2/1/27(1)	4,715	4,992,266
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	5,056	5,246,662
Iliad Holding S.A.S:
6.50%, 10/15/26(1)	1,488	1,509,487
7.00%, 10/15/28(1)	2,649	2,697,490
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	2,163	2,124,942
Level 3 Financing, Inc.:
4.25%, 7/1/28(1)	2,084	1,991,857
5.25%, 3/15/26	2,180	2,221,104
Sprint Capital Corp., 6.875%, 11/15/28	3,180	3,787,475

Security	Principal Amount* (000’s omitted)		Value
Sprint Corp.:
7.125%, 6/15/24		1,813	$1,978,336
7.625%, 2/15/25		3,285	3,659,917
7.625%, 3/1/26		1,199	1,374,647
7.875%, 9/15/23		2,800	3,027,346
T-Mobile USA, Inc.:
2.25%, 2/15/26		844	814,785
2.625%, 2/15/29		2,505	2,353,761
2.875%, 2/15/31		903	850,319
4.75%, 2/1/28		1,095	1,133,084
Telecom Italia SpA, 5.303%, 5/30/24(1)		880	909,260
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,029	971,870
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(11)	GBP	1,106	1,445,025
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		1,100	1,038,543
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)		913	863,607

			$50,606,671

Transport Excluding Air & Rail — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)		2,386	$2,363,572

			$2,363,572

Utility — 2.5%
Calpine Corp.:
4.50%, 2/15/28(1)		1,810	$1,772,895
4.625%, 2/1/29(1)		1,060	1,005,341
5.00%, 2/1/31(1)		420	398,746
5.125%, 3/15/28(1)		3,554	3,475,297
Drax Finco PLC, 6.625%, 11/1/25(1)		2,026	2,076,275
FirstEnergy Corp., Series B, 4.40%, 7/15/27		2,275	2,320,936
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)		1,200	1,174,848
NRG Energy, Inc.:
3.375%, 2/15/29(1)		970	897,493
3.625%, 2/15/31(1)		1,617	1,502,710
3.875%, 2/15/32(1)		3,164	2,979,855
5.25%, 6/15/29(1)		1,247	1,284,759
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,596	1,603,429
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)		2,981	3,024,314
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)		1,965	1,899,546
5.00%, 7/31/27(1)		2,344	2,364,979

			$27,781,423

Total Corporate Bonds (identified cost $918,511,279)			$915,911,135

Preferred Stocks — 0.4%

Security	Shares		Value
Services — 0.4%
WESCO International, Inc., Series A, 10.625% to 6/22/25(13)		147,488	$4,495,434

		Value
Total Preferred Stocks (identified cost $4,129,729)		$4,495,434

Senior Floating-Rate Loans — 5.0%(16)

Borrower/Description	Principal Amount (000’s omitted)	Value
Air Transportation — 0.7%
Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	$1,831	$1,839,011
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	4,344	4,589,451
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	1,373	1,451,947

		$7,880,409

Automotive & Auto Parts — 0.3%
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	$2,133	$2,130,483
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	1,693	1,693,815

		$3,824,298

Cable & Satellite TV — 0.1%
DIRECTV Financing, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 8/2/27	$1,450	$1,453,483

		$1,453,483

Food, Beverage & Tobacco — 0.1%
Post Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/21/24	$627	$628,471

		$628,471

Gaming — 0.3%
Gateway Casinos & Entertainment Limited, Term Loan, 12/1/23(17)	$643	$644,607
Spectacle Gary Holdings, LLC, Term Loan, 11/19/28(17)	3,007	3,025,794

		$3,670,401

Healthcare — 1.0%
Heartland Dental, LLC, Term Loan, 4/30/25(17)	$908	$909,700
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	6,262	6,270,864
Radnet Management, Inc., Term Loan, 4/21/28(17)	818	817,690
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 11/16/25	555	553,632
Verscend Holding Corp., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 8/27/25	2,111	2,114,029

		$10,665,915

Insurance — 0.3%
Asurion, LLC:
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/31/28	$2,754	$2,760,885
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/20/29	829	831,072

		$3,591,957

Restaurant — 0.4%
IRB Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	$3,874	$3,874,050

		$3,874,050

Borrower/Description	Principal Amount (000’s omitted)	Value
Services — 0.7%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$1,901	$1,897,074
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	3,516	3,519,427
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 2/28/25(17)	2,403	2,474,285

		$7,890,786

Super Retail — 0.4%
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$4,384	$4,383,106

		$4,383,106

Technology — 0.6%
GoTo Group, Inc., Term Loan, 4.856%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$2,632	$2,615,261
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	2,743	2,731,887
Riverbed Technology, Inc., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 12/8/26	1,202	1,176,615

		$6,523,763

Telecommunications — 0.1%
Intelsat Jackson Holdings S.A., DIP Loan, 5.392%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(18)	$1,385	$1,384,553

		$1,384,553

Total Senior Floating-Rate Loans (identified cost $55,519,736)		$55,771,192

Miscellaneous — 1.1%

Security	Principal Amount/ Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings, LLC(5)(6)	8,415,190	$0

		$0

Gaming — 1.1%
PGP Investors, LLC, Membership Interests(5)(6)(7)	15,849	$11,887,273

		$11,887,273

Services — 0.0%(9)
Hertz Corp., Escrow Certificates(5)	$502,000	$30,120

		$30,120

Total Miscellaneous (identified cost $1,836,806)		$11,917,393

Short-Term Investments — 5.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(19)	60,772,809	$60,766,732

Description	Value
Total Short-Term Investments (identified cost $60,766,732)	$60,766,732

Total Investments — 100.4% (identified cost $1,098,208,934)	$1,110,553,961

Less Unfunded Loan Commitments — (0.0)%(9)	$(230,867)

Net Investments — 100.4% (identified cost $1,097,978,067)	$1,110,323,094

Other Assets, Less Liabilities — (0.4)%	$(4,628,576)

Net Assets — 100.0%	$1,105,694,518

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $715,545,703 or 64.7% of the Portfolio’s net assets.

(2)	When-issued, variable rate security whose interest rate will be determined after January 31, 2022.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2022.

(5)	Non-income producing security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Restricted security.

(8)

Shares have not been registered under the Securities Act of 1933, as amended, or any other applicable state securities laws and may only be sold in certain transactions in reliance on an exemption from registration.

(9)	Amount is less than 0.05% or (0.05)%, as applicable.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $17,333,866 or 1.6% of the Portfolio’s net assets.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Security converts to variable rate after the indicated fixed-rate coupon period.

(14)	When-issued security.

(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(16)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(17)	This Senior Loan will settle after January 31, 2022, at which time the interest rate will be determined.

(18)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2022, the total value of unfunded loan commitments is $230,759.

(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	831,153	CAD	1,062,669	State Street Bank and Trust Company	4/29/22	$—	$(4,671)
USD	2,796,501	EUR	2,500,000	State Street Bank and Trust Company	4/29/22	—	(18,126)
USD	2,679,738	EUR	2,400,000	State Street Bank and Trust Company	4/29/22	—	(22,303)
USD	2,788,992	EUR	2,500,000	State Street Bank and Trust Company	4/29/22	—	(25,635)
USD	4,041,805	EUR	3,619,294	State Street Bank and Trust Company	4/29/22	—	(32,979)
USD	4,465,746	EUR	4,000,000	State Street Bank and Trust Company	4/29/22	—	(37,656)
USD	668,382	GBP	500,000	State Street Bank and Trust Company	4/29/22	—	(3,764)
USD	784,805	GBP	586,791	State Street Bank and Trust Company	4/29/22	—	(4,012)

						$—	$(149,146)

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.36.V1)	$9,000	5.00% (pays quarterly)(1)	6/20/26	3.25%	$664,897	$(796,915)	$(132,018)

Total					$664,897	$(796,915)	$(132,018)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $9,000,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Restricted Securities

At January 31, 2022, the Portfolio owned the following securities (representing 1.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$815,550
HF Holdings, Inc.	10/27/09	13,600	730,450	2,210,544
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,743	0

Total Common Stocks			$2,407,318	$3,026,094

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)	5/26/17	591	$591,000	$0

Total Convertible Preferred Stocks			$591,000	$0

Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18, 12/17/21	15,849	$1,836,806	$11,887,273

Total Miscellaneous			$1,836,806	$11,887,273

Total Restricted Securities			$4,835,124	$14,913,367

At January 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance total return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2022, the value of the Portfolio’s investment in affiliated funds was $60,766,732, which represents 5.5% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$43,702,301	$188,006,425	$(170,939,092)	$(2,902)	$—	$60,766,732	$13,328	60,772,809

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$13,908,105	$—	$13,908,105
Commercial Mortgage-Backed Securities	—	2,968,989	—	2,968,989
Common Stocks	26,227,270	7,105,155	3,026,094	36,358,519
Convertible Bonds	—	5,189,492	—	5,189,492
Convertible Preferred Stocks	2,808,804	458,166	0	3,266,970
Corporate Bonds	—	915,911,135	—	915,911,135
Preferred Stocks	4,495,434	—	—	4,495,434
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	55,540,325	—	55,540,325
Miscellaneous	—	30,120	11,887,273	11,917,393
Short-Term Investments	—	60,766,732	—	60,766,732
Total Investments	$33,531,508	$1,061,878,219	$14,913,367	$1,110,323,094
Swap Contracts	$—	$664,897	$—	$664,897
Total	$33,531,508	$1,062,543,116	$14,913,367	$1,110,987,991

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(149,146)	$—	$(149,146)
Total	$—	$(149,146)	$—	$(149,146)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2022 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.